Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2017	75	$4,369.60
Granted	-	-
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2018	75	4369.60
Assumed in recapitalization	89,735	4.75
Cancelled in recapitalization	(75)	4369.60
Granted post-recapitalization	783,747	4.37
Exercised	-	-
Expired or cancelled	(62)	28.00
Outstanding at December 31, 2019	873,420	$4.41
Exercisable at December 31, 2019	459,477	$5.42

Schedule of warrants activity
	Warrants Outstanding	Weighted Average Price Per Share
Outstanding at December 31, 2017	190	$1,054.40
Issued	-	-
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2018	190	1054.40
Assumed in recapitalization	2,250,000	0.80
Cancelled in recapitalization	(190)	1054.40
Exchanged pursuant to recapitalization	(2,250,000)	0.80
Issued post-recapitalization	470,939	4.80
Exercised	-	-
Expired or cancelled	-	-
Outstanding at December 31, 2019	470,939	$4.80